Principal subsidiaries (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Assets	£ 1,140,229	£ 1,133,300	£ 1,133,200
Liabilities	1,074,569	1,069,504
Balances with banks and other regulatory authorities	4,893	4,717	£ 3,360
Principal Subsidiary companies [member]
Disclosure of subsidiaries [line items]
Assets	1,474,000	1,418,000
Liabilities	£ 1,388,000	£ 1,337,000